Earnings (Losses) Per Common Share - Summary of Potential Common Shares Outstanding Excluded From the Calculation of Diluted Earnings (Loss) Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Shares issuable under restricted shares and share options (in shares)	810,832	827,198	402,500